Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Summary Of Intangible Assets, Net Of Accumulated Amortization Included In The Consolidated Statements
The following is a summary of goodwill and other intangible assets, net of accumulated amortization, included in the Consolidated Statements of Condition:
(Dollars in thousands)	Goodwill	Other Intangible Assets (a)
December 31, 2013	$141,943	$21,988
Amortization expense	-	(4,170)
Additions (b)	3,989	11,700
December 31, 2014	$145,932	$29,518
Amortization expense	-	(5,253)
Additions (b)	45,375	1,950
December 31, 2015	$191,307	$26,215
Amortization expense	-	(5,198)
Additions (c)	64	-
December 31, 2016	$191,371	$21,017

  Represents customer lists, acquired contracts, core deposit intangibles, and covenants not to compete.
  See Note 2-Acquisitions and Divestures for further details regarding goodwill related to acquisitions.
  The 2016 increase in goodwill was for tax adjustments related to the TAF acquisition.

Summary Of Gross Goodwill And Accumulated Impairment Losses And Write-Offs Detailed By Reportable Segments
	Regional	Fixed
(Dollars in thousands)	Banking	Income	Total
December 31, 2013	$43,939	$98,004	$141,943
Additions	3,989	-	3,989
Impairments	-	-	-
Divestitures	-	-	-
December 31, 2014	$47,928	$98,004	$145,932
Additions	45,375	-	45,375
Impairments	-	-	-
Divestitures	-	-	-
December 31, 2015	$93,303	$98,004	$191,307
Additions	64	-	64
Impairments	-	-	-
Divestitures	-	-	-
December 31, 2016	$93,367	$98,004	$191,371